Award Timing Disclosure	12 Months Ended
Jun. 27, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Typically, the CLD
Committee finalizes the performance goals and target compensation during its first meeting of the fiscal year, approving annual equity awards that are then granted within a scheduled open trading window. Occasionally, awards may be granted outside of our annual cycle to address new hires, promotions, recognition, or retention. The CLD Committee does not consider material non-public information when determining the timing or terms for equity awards, nor do we time disclosure of material non-public information to influence the value of executive compensation.
Award Timing Method	Typically, the CLD
Committee finalizes the performance goals and target compensation during its first meeting of the fiscal year, approving annual equity awards that are then granted within a scheduled open trading window. Occasionally, awards may be granted outside of our annual cycle to address new hires, promotions, recognition, or retention. The CLD Committee does not consider material non-public information when determining the timing or terms for equity awards, nor do we time disclosure of material non-public information to influence the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Typically, the CLD
Committee finalizes the performance goals and target compensation during its first meeting of the fiscal year, approving annual equity awards that are then granted within a scheduled open trading window. Occasionally, awards may be granted outside of our annual cycle to address new hires, promotions, recognition, or retention. The CLD Committee does not consider material non-public information when determining the timing or terms for equity awards, nor do we time disclosure of material non-public information to influence the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false